Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from Operating Activities:
Net income:	$ 61,645	$ 51,591	$ 35,872
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,064	32,151	31,946
Amortization and write-off of deferred financing fees	523	1,022	1,667
Deferred revenue amortization	2,037	5,316	(8,343)
Amortization of deferred charges	216	217	216
Dry-docking and special survey costs			17,650
Gain on derivative financial instruments		(1,755)	(5,267)
Loss on Debt extinguishment		331	154
Changes in operating assets and liabilities:
Trade accounts receivable	723	(492)	(642)
Prepayments and other assets	(149)	4,181	(6,040)
Inventories	(309)	(143)	134
Due from/to related parties	(1,385)	(2,045)	83
Deferred expenses	3
Trade accounts payable	(864)	(636)	(5,276)
Accrued liabilities	(825)	2,321	(5,928)
Unearned revenue	(3,414)	99	8,165
Net cash provided by Operating Activities	90,265	92,158	64,391
Cash flows from Investing Activities:
Ballast water treatment system installation		(27)	(4,238)
Net cash used in Investing Activities		(27)	(4,238)
Cash flows from Financing Activities:
Repurchase of common units, purchase costs	(7)
Repurchase of common units	(1,315)	(247)
Distributions declared and paid	(16,893)	(14,781)	(11,563)
Proceeds from other financial liabilities		344,975
Repayment of long-term debt and other financial liabilities	(44,167)	(442,726)	(79,270)
Redemption of Series B Preferred Units	(55,000)
Receipt of derivative instruments		17,521	24,564
Payment of deferred finance fees		(2,469)
Net cash used in Financing Activities	(117,382)	(97,727)	(66,269)
Net decrease in cash and cash equivalents	(27,117)	(5,596)	(6,116)
Cash and cash equivalents at beginning of the year	68,156	73,752	79,868
Cash and cash equivalents at end of the year	41,039	68,156	73,752
RECONCILIATION OF CASH, AND CASH EQUIVALENTS
Cash and cash equivalents	41,039	68,156	73,752
Cash paid during the year for:
Interest	$ 20,891	$ 30,242	$ 37,303